Subsequent Events	8 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent Events

7. Subsequent Events

In January 2021, the Sponsor returned to the Company, at no cost, an aggregate of 5,750,000 Founder Shares, which were cancelled, resulting in an aggregate of 8,625,000 shares of Class B common stock outstanding (up to 1,125,000 shares are subject to forfeiture to the Company by the Sponsor for no consideration to the extent that the underwriters’ over-allotment option is not exercised in full). All shares and associated amounts have been adjusted to reflect the share surrender.

In addition, in February 2021, the Sponsor transferred 10,000 Founder Shares to each of Mr. Douglas Barnard and Mr. Harry J. Elam, Jr., the independent directors (none of which are subject to forfeiture in the event that the underwriters’ over-allotment option is not exercised in full).

The Company evaluated subsequent events and transactions that occur after the balance sheet date through February 12, 2021, the date that the financial statements were available to be issued. Other than as disclosed above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Note 9 — Subsequent Events

On December 1, 2021, the Company entered into a Business Combination Agreement (the “BCA”) with Rumble Inc., a corporation formed under the laws of the Province of Ontario, Canada (“Rumble”). Pursuant to the BCA, by means of an arrangement under Section 182 of the Business Corporations Act (Ontario), subject to the terms and conditions set forth in the BCA and a plan of arrangement to be submitted to the Ontario Superior Court of Justice (Commercial List), upon the closing of the transactions contemplated by the BCA (the “Closing” and such transactions, the “Transactions”), the Company will acquire, through its subsidiaries, the outstanding shares of capital stock of Rumble and, in exchange therefor, shareholders of Rumble will receive either (i) for eligible electing Canadian shareholders of Rumble (“Electing Shareholders”), a number of exchangeable shares in a to be formed indirect, wholly owned Canadian subsidiary of the Company, and such Electing Shareholders shall concurrently subscribe for nominal value for a corresponding number of shares of Class C common stock, par value $0.0001 per share, of the Company, a new class of voting, non-economic shares of common stock of the Company to be created and issued in connection with the Closing and (ii) all other shareholders of Rumble will receive a number of shares of Class A common stock, par value $0.0001 per share, of the Company, in each case, as further described in the BCA.

Contemporaneously with the execution of the BCA, the Company entered into separate Subscription Agreements (the “Subscription Agreements”) with a number of subscribers (each a “Subscriber”), including the Sponsor, pursuant to which the Subscribers agreed to purchase, and the Company agreed to sell to the Subscribers at the Closing, an aggregate of 8.5 million shares of Class A common stock of the Company, for a purchase price of $10.00 per share, and an aggregate purchase price of $85 million (the “PIPE Investments”), with the Sponsor’s Subscription Agreement accounting for up to $7.59 million of such aggregate PIPE Investments.

The board of directors of each of the Company and Rumble have unanimously approved the Transactions. The closing of the Transactions will require the approval of the stockholders of the Company and Rumble, and is subject to other customary closing conditions. Rumble stockholders with sufficient votes to approve the Transactions have agreed to support the Transactions. For more information regarding such proposed business combination, reference is made to the Company’s Form 8-Ks filed with the SEC on December 2, 2021.

The Company evaluated subsequent events and transactions that occurred after the financial statements date through the date that the unaudited condensed financial statements were available to be issued and determined that there have been no events that have occurred that would require adjustments to the disclosures in the unaudited condensed financial statements, except for the events described above.